Disaggregation of revenue (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Disaggregation of Revenue from Contracts with Customers
In the following table, revenue is disaggregated by geographical market, by market application, and by timing of revenue recognition.

	December 31,	December 31,
	2023	2022
Geographical markets
China	$11,980	$9,127
Europe	48,958	38,444
North America	37,736	28,572
Other	3,694	5,717
	$102,368	$81,860
Application
Bus	$29,265	$24,917
Truck	10,961	11,472
Rail	19,100	5,106
Marine	7,331	2,184
HD Mobility subtotal	66,657	43,679
Stationary	21,707	18,872
Emerging Markets and Other	14,004	19,309
	$102,368	$81,860
Timing of revenue recognition
Products transferred at a point in time	$78,769	$52,749
Products and services transferred over time	23,599	29,111
	$102,368	$81,860